SCHEDULE OF STOCK OPTION OUTSTANDING (Details)	Aug. 01, 2029 shares $ / shares	Jun. 30, 2026 shares $ / shares	Feb. 27, 2026 shares $ / shares	Jun. 26, 2025 shares $ / shares	Oct. 16, 2024 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding | shares	327,083	1,039,789	45,000	648,956	18,750	1,757,290	3,612,500
Weighted average exercise price, outstanding | $ / shares	$ 1.60	$ 4.02	$ 17.18	$ 4.40	$ 1.64	$ 2.89	$ 1.84
Weighted average years until expiry, outstanding	3 years 1 month 2 days	3 years 8 months 19 days	4 years 8 months 1 day	3 years 11 months 26 days	3 years 3 months 18 days
Number of options exercisable | shares	181,250	585,213	11,250	373,963	18,750
Weighted average exercise price, exercisable | $ / shares	$ 1.60	$ 3.69	$ 17.18	$ 4.40	$ 1.64
Weighted average years until expiry, exercisable	3 years 1 month 2 days	3 years 8 months 12 days	4 years 8 months 1 day	3 years 11 months 26 days	3 years 3 months 18 days